Other Long-term Assets - Summary of other long-term assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Other Long-term Assets
Copyrights, licenses, domain names, trademark and technology	¥ 2,117,688		¥ 2,617,164
Long-term receivable	1,638,572		58,366
Long-term interest receivables	100,397		98,594
Goodwill	2,166,486		595,280	¥ 318,943
Staff housing loans	39,228		55,275
Non-current deposits	174,357		150,666
Others	569,727		433,111
Total	¥ 6,806,455	$ 986,844	¥ 4,008,456